Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member]	Series B Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total	Series B Convertible Preferred Stock And Series D Convertible Preferred Stock [Member] Common Stock [Member]
Balance of December 31, 2024 at Dec. 31, 2023								$ 27	$ 9,679,046	$ (4,432,962)			$ 5,246,111
Temporary equity, shares outstanding at Dec. 31, 2023
Balance, shares at Dec. 31, 2023			2,000					282,139
Board compensation									10,000				$ 10,000
Series B convertible preferred stock and warrants issued									1,000,000				1,000,000
Series B preferred stock and warrants issued, shares			1,000
Net loss										1,229,601			1,229,601
Acquisition								11	(4,017,965)				(4,017,954)
Ending balance, value at Dec. 31, 2024								$ 38	6,671,081	(3,203,361)	$ 3,467,758		$ 3,467,758
Balance, shares at Dec. 31, 2024			3,000	4,851				391,373
Temporary equity, shares outstanding at Dec. 31, 2024													5,796
Temporary equity, carrying amount at Dec. 31, 2024													$ 1,917,309
Common stock redeemed (Mezzanine Equity)
Common Stock redeemed (Mezzanine Equity), shares													(3,163)
Common Stock redeemed (Mezzanine Equity), value													$ (1,001,216)
Release of Common Stock subject to redemption, shares													(2,633)
Release of Common Stock subject to redemption, value													$ (916,093)
Release of common stock subject to redemption, shares								2,654
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability, shares	106,816
Series D convertible preferred stock in exchange of convertible notes					$ 667				3,332,668		3,333,335		3,333,335
Series D convertible preferred stock in exchange of convertible notes, shares					6,666,666
Common stock issued for conversion of Series B and D Convertible Preferred Stock					$ (652)			42	610
Common Stock issued for conversion of Series B and D Convertible Preferred Stock, shares			(2,999)		(6,516,666)									420,515
Common stock issued for exercise of warrants								$ 24	3,309,897		3,309,921		3,309,921
Common stock issued for exercise of warrants, shares								236,709
Common stock issued for business combination costs								$ 3	8,999,997		9,000,000		9,000,000
Common stock issued for business combination costs, shares								25,200
Common stock issued for settlement of liability									945,636		945,636		945,636
Common stock issued for settlement of liability, shares								2,648
Common stock issued for employment agreement								$ 2	249,998		250,000		250,000
Common stock issued for employment agreement, shares								16,800
SLG transaction								$ 2	509,069		509,071		509,071
Acquisition of subsidiary, shares						51		17,074
Excise tax liability arising from redemption of Series A shares										(10,012)	(10,012)	(3,464,218)	(3,474,230)
Net loss										(10,248,486)	(10,248,486)		(10,248,486)
Release of common stock subject to redemption									916,093		916,093		916,093
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability	11								1,391,165		1,391,176		1,391,176
Ending balance, value at Mar. 31, 2025	$ 11				$ 15			$ 111	26,326,214	(13,461,859)	12,864,492	(3,464,218)	$ 9,400,274
Balance, shares at Mar. 31, 2025	106,816		1	4,851	150,000	51		1,112,973
Temporary equity, shares outstanding at Mar. 31, 2025
Temporary equity, carrying amount at Mar. 31, 2025
Balance of December 31, 2024 at Dec. 31, 2024								$ 38	6,671,081	(3,203,361)	3,467,758		$ 3,467,758
Temporary equity, shares outstanding at Dec. 31, 2024													5,796
Temporary equity, carrying amount at Dec. 31, 2024													$ 1,917,309
Balance, shares at Dec. 31, 2024			3,000	4,851				391,373
Common stock redeemed (Mezzanine Equity)
Common Stock redeemed (Mezzanine Equity), shares													(3,163)
Common Stock redeemed (Mezzanine Equity), value													$ (1,001,216)
Release of Common Stock subject to redemption, shares													(2,633)
Release of Common Stock subject to redemption, value													$ (916,093)
Release of common stock subject to redemption, shares								2,654
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability, shares	106,816
Series D convertible preferred stock in exchange of convertible notes					$ 667				3,332,668		3,333,335		3,333,335
Series D convertible preferred stock in exchange of convertible notes, shares					6,666,666
Common stock issued for conversion of Series B and D Convertible Preferred Stock					$ (652)			42	610
Common Stock issued for conversion of Series B and D Convertible Preferred Stock, shares			(2,999)		(6,516,666)									420,515
Common stock issued for exercise of warrants								$ 42	3,664,829		3,664,871		3,664,871
Common stock issued for exercise of warrants, shares								411,730
Common stock issued for business combination costs								$ 3	8,999,907		9,000,000		9,000,000
Common stock issued for business combination costs, shares								25,200
Common stock issued for settlement of liability								$ 10	2,123,137		2,123,147		2,123,147
Common stock issued for settlement of liability, shares								19,314
Common stock issued for employment agreement								$ 30	2,783,566		2,783,596		2,783,596
Common stock issued for employment agreement, shares								390,789
SLG transaction								$ 4	759,138		759,142		759,142
Acquisition of subsidiary, shares						51		33,878
Excise tax liability arising from redemption of Series A shares										(10,012)	(10,012)	(3,464,218)	(3,474,230)
Series G convertible preferred stock in exchange of convertible notes and promissory notes									4,183,891		4,183,891		4,183,891
Series G convertible preferred stock in exchange of convertible notes and promissory notes, shares							3,133
Private Placement - Warrants issued for prefunded warrants and standard warrants									4,779,962		4,779,962		4,779,962
Conversion of Series C Convertible Preferred stock for common stock								$ 66			66		66
Conversion of Series G Convertible Preferred stock to Common Stock, shares	(106,816)	162,980					(2,900)	664,068
Conversion of Series A Convertible Preferred stock for Common Stock	$ (11)							$ 16	390,050		390,055		390,055
Common Stock Issued - Equity Line								$ 113	6,983,688		6,983,688		6,983,688
Common Stock Issued - Equity Line, shares								1,120,000
Net loss													(24,059,084)
Ending balance, value at Dec. 31, 2025					$ 15			$ 364	46,979,762	(26,879,081)	20,101,060	(3,857,594)	$ 16,243,466
Balance, shares at Dec. 31, 2025			1	4,851	150,000	51	143	3,642,501
Temporary equity, shares outstanding at Dec. 31, 2025													5,796
Temporary equity, carrying amount at Dec. 31, 2025													$ 1,917,309
Common stock issued for exercise of warrants								$ 167			167		167
Common stock issued for exercise of warrants, shares								1,670,719
Conversion of Series C Convertible Preferred stock for common stock								$ 20	(20)
Conversion of Series G Convertible Preferred stock to Common Stock, shares				(2,304)				196,801
Net loss										(2,128,462)	(2,128,462)	(433,324)	(2,561,786)
Ending balance, value at Mar. 31, 2026					$ 15			$ 551	$ 46,979,742	$ (29,007,543)	$ 17,972,765	$ (4,290,918)	$ 13,681,847
Balance, shares at Mar. 31, 2026			1	2,547	150,000	51	143	5,510,021
Temporary equity, shares outstanding at Mar. 31, 2026													5,796
Temporary equity, carrying amount at Mar. 31, 2026													$ 1,917,309